February 15, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	William Blair Funds (the “Fund”)
Post-Effective Amendment No. 52 under the
Securities Act of 1933 and Amendment No. 53 under the
Investment Company Act of 1940
File Nos. 33-17463 and 811-5344

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 52 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 53 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act. The purpose of this Amendment is to add a new series, the William Blair Bond Fund (the “New Series”), to the Trust. The Fund is filing its full combined prospectuses and statement of additional information so that the New Series will be included in that document instead of in a stand-alone prospectus and statement of additional information. To the extent that information was available, the performance and expense numbers and other information which is typically updated annually in the registration statement has been updated for the other series of the Fund. We do not believe that there has been any other material changes to the disclosure for the other series of the Fund. This Amendment is intended to become effective on May 1, 2007.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7753.

Very truly yours,

/s/ John S. Marten
John S. Marten